Average Annual Total Returns{- Fidelity® Series Commodity Strategy Fund} - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-09 - Fidelity® Series Commodity Strategy Fund	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 5 years	Fidelity Series Commodity Strategy Fund-Default Return Before Taxes Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 10 years	DJ010 Past 1 year	DJ010 Past 5 years	DJ010 Past 10 years
Total	27.13%	3.49%	(3.26%)	11.62%	0.04%	(4.89%)	15.86%	1.19%	(3.02%)	27.11%	3.66%	(2.85%)